Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Summary of Classification of Stock-based Compensation in Consolidated Statements

The following table illustrates the classification of share-based compensation in the consolidated statements of operations which includes both share-based compensation of VTEX and Loja Integrada, which includes social charges and taxes:

	December 31, 2025	December 31, 2024	December 31, 2023
Subscription cost	(209)	29	(205)
Services cost	(461)	(972)	(459)
General and administrative	(8,902)	(8,117)	(5,855)
Sales and marketing	(4,174)	(4,642)	(4,277)
Research and development	(4,922)	(5,504)	(7,253)
Total	(18,668)	(19,206)	(18,049)

Restricted Stock Units
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Summary of Options and RSU Granted Under The Plans

The following table summarizes the RSU granted under the plan:

	Number of RSUs (thousands)	Weighted average grant date fair value
At December 31, 2022	3,509	6.94
Granted	2,588	4.90
Forfeit	(284)	6.61
Settled (i)	(2,094)	5.57
At December 31, 2023	3,719	6.32
Granted	2,511	6.75
Forfeit	(489)	6.58
Settled (i)	(1,902)	6.05
At December 31, 2024	3,839	6.70
Granted	3,572	5.10
Forfeit	(325)	6.41
Settled (i)	(1,733)	6.89
At December 31, 2025	5,353	5.58

(i)
The number of RSUs withheld for tax purposes was 458 thousand shares (417 thousand shares in 2024 and 603 thousand shares in 2023).

Employee Stock Option
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Summary of Options and RSU Granted Under The Plans

Set out below are summaries of options granted under the plans:

	Number of options (thousands)	Weighted average exercise price	Remaining contractual terms in years	Weighted average grant date fair value
At December 31, 2022	9,714	4.18	4.37	1.41
Granted	1,653	4.87	—	2.42
Forfeit	(513)	6.44	—	3.72
Exercised (i)	(958)	1.02	—	0.52
At December 31, 2023	9,896	4.17	3.86	1.44
Granted	901	6.83	—	3.22
Forfeit	(404)	4.51	—	1.29
Exercised (i)	(1,278)	3.04	—	0.54
At December 31, 2024	9,115	4.55	3.02	1.74
Granted	1,212	4.56	—	1.91
Forfeit	(95)	9.19	—	4.19
Exercised (i)	(113)	2.05	—	0.72
At December 31, 2025	10,119	4.55	2.35	1.75
Stock options exercisable as of December 31, 2025	6,889	4.42	1.78	1.45

(i)
The number of stock options withheld for tax purposes was 3 thousand shares (186 thousand shares in 2024 and 38 thousand shares in 2023).

Loja Integrada | Restricted Stock Units
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Summary of Options and RSU Granted Under The Plans

The following table summarizes the RSU granted under the plan:

	Number of RSUs (thousands)	Weighted average grant date fair value
At December 31, 2022	285.28	6.42
Granted	115.00	5.10
Forfeit	(82.25)	5.49
Settled (i)	(77.15)	7.17
At December 31, 2023	240.88	6.49
Granted	47.03	4.11
Forfeit	(0.50)	7.51
Settled (i)	(98.52)	5.17
At December 31, 2024	188.89	5.51
Granted	110.51	6.05
Forfeit	(66.22)	4.86
Settled (i)	(81.87)	5.60
At December 31, 2025	151.31	6.07
(i)
The number of RSUs withheld for tax purposes was 21 thousand shares (11 thousand shares in 2024 and 4 thousand shares in 2023).

Loja Integrada | Employee Stock Option
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Summary of Options and RSU Granted Under The Plans

Set out below are summaries of options granted under the plan:

	Number of options (thousands)	Weighted average exercise price	Remaining contractual terms in years	Weighted average grant date fair value
At December 31, 2022	8.42	13.48	5.35	5.66
Granted	—	—	—	—
Forfeit	—	—	—	—
Exercised	—	—	—	—
At December 31, 2023	8.42	14.81	4.35	6.17
Granted	—	—	—	—
Forfeit	(8.42)	13.08	—	5.49
Exercised	—	—	—	—
At December 31, 2024	—	—	—	—
Granted	—	—	—	—
Forfeit	—	—	—	—
Exercised	—	—	—	—
At December 31, 2025	—	—	—	—
Stock options exercisable as of December 31, 2025	—	—	—	—